Note 11 - Financial Instruments - Components of AOCI of Unrealized Losses on Cash Flow Hedges (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Balance
Effective portion of changes in fair value of interest swap contracts	(1,388)
Balance	$ (1,388)